Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share Tables Abstract
Earnings Per Share Basic And Diluted Table
	December 31, 2010			December 31, 2009			December 31, 2008
	Income	Shares	$ per Share	Income	Shares	$ per Share	Income	Shares	$ per Share
BASIC EARNINGS PER SHARE
Income from continuing operations
attributable to The AES Corporation
common stockholders	$495	769	$0.64	$729	667	$1.09	$1,088	669	$1.62
EFFECT OF DILUTIVE SECURITIES
Convertible securities	-	-	-	-	-	-	22	15	(0.01)
Stock options	-	2	-	-	1	-	-	4	-
Restricted stock units	-	3	-	-	2	-	-	1	-
DILUTED EARNINGS PER SHARE	$495	774	$0.64	$729	670	$1.09	$1,110	689	$1.61